General Information (Details) - Schedule of parent company of the remaining wholly- and partly-owned subsidiaries	12 Months Ended
Dec. 31, 2021
Eco Wave Power Ltd. (reg. no. 514593722) [Member]
General Information (Details) - Schedule of parent company of the remaining wholly- and partly-owned subsidiaries [Line Items]
Main business	Wave power
Country of registration and incorporation	Israel
Year of incorporation	2011
Ownership interest held by the group percentage	100%
Ownership interest held by non- controlling interest
Eco Wave Power Australia PTY Ltd. (org. no.632805353) [Member]
General Information (Details) - Schedule of parent company of the remaining wholly- and partly-owned subsidiaries [Line Items]
Main business	Wave power
Country of registration and incorporation	Australia
Year of incorporation	2019
Ownership interest held by the group percentage	100%
Ownership interest held by non- controlling interest
Eco Wave Power Gibraltar Ltd. (org. no.113264) [Member]
General Information (Details) - Schedule of parent company of the remaining wholly- and partly-owned subsidiaries [Line Items]
Main business	Wave power
Country of registration and incorporation	Gibraltar
Year of incorporation	2015
Ownership interest held by the group percentage	100%
Ownership interest held by non- controlling interest
Eco Wave Power Mexico (org. no. 507055) [Member]
General Information (Details) - Schedule of parent company of the remaining wholly- and partly-owned subsidiaries [Line Items]
Main business	Wave power
Country of registration and incorporation	Mexico
Year of incorporation	2014
Ownership interest held by the group percentage	60%
Ownership interest held by non- controlling interest	40.00%
Eco Wave Manzanillo I (org. no. 562840) [Member]
General Information (Details) - Schedule of parent company of the remaining wholly- and partly-owned subsidiaries [Line Items]
Main business	Wave power
Country of registration and incorporation	Mexico
Year of incorporation	2016
Ownership interest held by the group percentage	99.998 % owned by Eco Wave Power Mexico
Ownership interest held by non- controlling interest	0.002%
Suzhou Eco Wave Power Technology Co. Ltd. (org. no. 913205810942967451) [Member]
General Information (Details) - Schedule of parent company of the remaining wholly- and partly-owned subsidiaries [Line Items]
Main business	Wave power
Country of registration and incorporation	China
Year of incorporation	2014
Ownership interest held by the group percentage	90%
Ownership interest held by non- controlling interest	10.00%
EW Portugal – Wave Energy Solutions, Unipessoal Ida (Org. no. 516138626) – see Note 15c. [Member]
General Information (Details) - Schedule of parent company of the remaining wholly- and partly-owned subsidiaries [Line Items]
Main business	Wave power
Country of registration and incorporation	Portugal
Year of incorporation	2020
Ownership interest held by the group percentage	100%
Ownership interest held by non- controlling interest